Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
Schedule of Accounts Payable and Accrued Liabilities

As at December 31,	2021	2020
Accruals	2,722	912
Trade	2,554	608
Interest	128	77
Partner Advances	371	175
Employee Long-Term Incentives	317	130
Joint Operations Payable	28	6
Risk Management	116	58
Provisions for Onerous and Unfavourable Contracts	31	26
Other	86	26
	6,353	2,018